Non-current Assets Held for Sale and Discontinued Operations - Cash Flow Information of Discontinued Operations (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Net cash used in operating activities	$ (109,079)	$ (1,109,029)
Net cash used in investing activities	(272,925)	(1,331,564)
Net cash generated from financing activities	461,312	1,463,664
Effect of foreign exchange rate changes	(19,874)	(61,336)
Net increase (decrease) in cash and cash equivalents	$ 59,434	$ (1,038,265)